Risk Management (Details) - Schedule of financial assets and associated collateral - Credit risk [member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	$ 41,777,784	$ 39,180,788
Collateral	26,373,603	24,550,004
Net exposure	15,404,181	14,630,784
Associated ECL	1,198,264	1,103,907
Interbank loans [Member]
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	32,991	428
Net exposure	32,991	428
Associated ECL	1
Commercial loans [Member]
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	17,684,589	17,724,326
Collateral	9,945,505	10,171,168
Net exposure	7,739,084	7,553,158
Associated ECL	661,566	603,633
Mortgage Loans [Member]
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	15,729,009	13,876,174
Collateral	15,358,111	13,331,941
Net exposure	370,898	544,233
Associated ECL	162,756	143,658
Consumer Loans [Member]
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	5,282,812	4,999,247
Collateral	593,660	619,624
Net exposure	4,689,152	4,379,623
Associated ECL	328,944	304,411
Contingemt loans exposure [Member]
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	3,048,383	2,580,613
Collateral	476,327	427,271
Net exposure	2,572,056	2,153,342
Associated ECL	$ 44,997	$ 52,205